                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq-100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NASDAQ -100 INDEX FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended November 30, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2004

                                                         LIPPER
                                        NASDAQ -      MULTI-CAP
                                             100   GROWTH FUNDS
CLASS A   CLASS B   CLASS C    CLASS D  INDEX(1)       INDEX(2)
   9.79%     8.99%     8.98%      9.99%    10.34%          9.44%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. equity markets returned mixed results for the 12 months ending November 30, 2004, facing uncertainty for much of the period but rallying in the final four months. Early in the period, investors remained focused on high-beta sectors (those with volatility greater than that of the Nasdaq 100 Index) as the threat of interest-rate hikes stayed low, and information technology and other economically sensitive sectors led the market. Investors began to shift assets toward defensive stocks after Federal Reserve Board Chairman Alan Greenspan indicated that interest rates would likely rise in the future and after more mixed economic data came out. In the second half of the period, economic growth was generally stronger than expected. The measured pace at which interest-rate hikes were implemented by the Federal Open Market Committee beginning June 2004 prevented the shift from seriously affecting market performance. The labor market saw some improvement during this time, though the job recovery did not occur at the pace some had expected. Investor confidence was affected by fears of terrorism during the period, but the completion of the two major political conventions and the presidential election eventually provided a bounce for the market. Although rising oil prices were a concern for investors later in the period, the retreat from a high in oil prices at the end of October further helped an equities rally at the end of the period.

While all sectors had positive returns for the 12 months under review, some outperformed others. Energy was the strongest-performing sector, making significant gains as a result of rising oil prices in the second half of the period. Utilities also performed well, as these stocks were helped greatly by rising rates and lower costs of capital resulting from improved balance sheets. Hampered by weak IT spending for the period, technology stocks underperformed in comparison.

PERFORMANCE ANALYSIS

The Morgan Stanley Nasdaq -100 Index Fund saw positive returns for the 12-month period ended November 30, 2004, assuming no deduction of applicable sales charges. However, the Fund underperformed the Nasdaq -100 Index(R)* while only share Class A and D outperformed the Lipper Multi-Cap Growth Funds Index. Positive performance was driven largely by a number of technology holdings, though gains were not limited to any one sector. Stocks within the technology sector make up 60 percent of the portfolio. One of the biggest contributors to performance for the period was Research in Motion, a technology company that saw profits and earnings estimates improve during the period, helped in part by the strong sales of its Blackberry devices. Qualcomm also made gains for the period, driven by a pickup in cell phone sales, while Apple was helped by sales of its iPods. Ebay benefited largely from a pickup in online sales transactions. Outside of the technology sector, Starbucks made significant gains after investors began to recognize the company's ability to maintain growth through both expansion and improving same-store sales, and came to see the stock as more of a buying opportunity than they had.

While many of the Fund's holdings contributed to the Fund's positive performance for the period, others served as detractors. Among technology stocks, Veritas, Intel and Cisco were hurt by consumers' cautious spending on technology during the period. The disappointing level of spending led to revised earnings and profit outlooks for a number of companies that had a detrimental effect on stocks. In the health care sector, Chiron was hurt by the closing of its manufacturing plant in the U.K. by regulators, which shut the company out of the flu vaccine market.

THE INVESTMENT PERFORMANCE OF THE NASDAQ -100 INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

* THE "NASDAQ -100(R)", "NASDAQ -100 INDEX(R)", AND "NASDAQ(R)" ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR THE INDEX, THEIR USE, THE RESULT TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN. NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

TOP 10 HOLDINGS

Microsoft Corp.                              7.5%
QUALCOMM Inc.                                6.1
eBay Inc.                                    4.2
Intel Corp.                                  3.8
Cisco Systems, Inc.                          3.4
Nextel Communications, Inc. (Class A)        3.0
Dell Inc.                                    2.8
Apple Computer, Inc.                         2.7
Amgen Inc.                                   2.7
Starbucks Corp.                              2.3

TOP FIVE INDUSTRIES

Packaged Software                           14.2%
Semiconductors                              10.3
Biotechnology                                8.5
Telecommunication Equipment                  8.3
Computer Processing Hardware                 6.1

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE DEPOSITARY RECEIPTS) OF COMPANIES INCLUDED IN THE NASDAQ -100. THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES SUBSTANTIALLY ALL OF THE FUND'S ASSETS BY INVESTING IN SECURITIES IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE NASDAQ -100. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE NASDAQ -100, THE INVESTMENT MANAGER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE NASDAQ -100 IS A WELL-KNOWN STOCK MARKET INDEX THAT IS COMPOSED OF EQUITY SECURITIES OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. AS OF JANUARY 14, 2004, THE APPROXIMATE MARKET CAPITALIZATION RANGE OF COMPANIES INCLUDED IN THE NASDAQ -100 WAS BETWEEN $2 BILLION AND $299 BILLION. THE FUND WILL INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE NASDAQ -100.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON

FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                                                                            NASDAQ 100
                            CLASS A^    CLASS B^    CLASS C^    CLASS D^     INDEX(1)   LIPPER(2)
July 13, 2001               $  9,475    $ 10,000    $ 10,000    $ 10,000    $  10,000   $  10,000
August 31, 2001             $  7,968    $  8,400    $  8,400    $  8,410    $   8,393   $   8,999
November 30, 2001           $  8,651    $  9,100    $  9,100    $  9,140    $   9,115   $   9,000
February 28, 2002           $  7,372    $  7,740    $  7,740    $  7,790    $   7,762   $   8,331
May 31, 2002                $  6,547    $  6,860    $  6,860    $  6,920    $   6,900   $   8,051
August 31, 2002             $  5,140    $  5,375    $  5,375    $  5,435    $   5,382   $   6,565
November 30, 2002           $  6,115    $  6,383    $  6,383    $  6,474    $   6,374   $   6,926
February 28, 2003           $  5,532    $  5,758    $  5,768    $  5,858    $   5,766   $   6,266
May 31, 2003                $  6,554    $  6,817    $  6,817    $  6,947    $   6,841   $   7,332
August 31, 2003             $  7,347    $  7,624    $  7,624    $  7,794    $   7,659   $   7,953
November 30, 2003           $  7,806    $  8,077    $  8,087    $  8,278    $   8,133   $   8,505
February 29, 2004           $  8,035    $  8,309    $  8,309    $  8,531    $   8,397   $   9,019
May 31, 2004                $  8,006    $  8,259    $  8,259    $  8,490    $   8,373   $   8,895
August 31, 2004             $  7,471    $  7,684    $  7,694    $  7,936    $   7,816   $   8,325
November 30, 2004           $  8,570    $  8,629    $  8,813    $  9,105    $   8,974   $   9,307

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                                 CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                                (SINCE 07/13/01)      (SINCE 07/13/01)      (SINCE 07/13/01)      (SINCE 07/13/01)
SYMBOL                                 NSQAX                 NSQBX                 NSQCX                 NSQDX
1 YEAR                                  9.79%(3)              8.99%(3)              8.98%(3)              9.99%(3)
                                        4.03(4)               3.99(4)               7.98(4)                 --
SINCE INCEPTION                        (2.92)(3)             (3.70)(3)             (3.66)(3)             (2.73)(3)
                                       (4.46)(4)             (4.26)(4)             (3.66)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NASDAQ -100 PRICE INDEX INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING        ENDING        EPENSES PAID
                                                       ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                       -------------   -------------   ---------------
                                                                                         06/01/04 -
                                                         06/01/04        11/30/04         11/30/04
                                                       -------------   -------------   ---------------
CLASS A
Actual (7.04% return)                                  $    1,000.00   $    1,070.40   $          3.21
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,021.90   $          3.13

CLASS B
Actual (6.59% return)                                  $    1,000.00   $    1,065.90   $          7.08
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,018.15   $          6.91

CLASS C
Actual (6.72% return)                                  $    1,000.00   $    1,067.20   $          7.08
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,018.15   $          6.91

CLASS D
Actual (7.24% return)                                  $    1,000.00   $    1,072.40   $          1.92
Hypothetical (5% annual return before expenses)        $    1,000.00   $    1,023.15   $          1.87

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62%, 1.37%, 1.37% AND 0.37% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.48%, 2.23%, 2.23% AND 1.23%, RESPECTIVELY.

MORGAN STANLEY NASDAQ-100 INDEX FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004

NUMBER OF
 SHARES                                                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS (95.2%)
            ADVERTISING/MARKETING
            SERVICES (0.3%)
    3,618   Lamar Advertising Co.
             (Class A)*                                            $     142,694
                                                                   -------------
            AIR FREIGHT/COURIERS (0.8%)
    3,594   C.H. Robinson Worldwide, Inc.                                193,178
    4,428   Expeditors International of
             Washington, Inc.                                            235,835
                                                                   -------------
                                                                         429,013
                                                                   -------------
            AIRLINES (0.2%)
    2,587   Ryanair Holdings PLC (ADR)
             (Ireland)*                                                  101,281
                                                                   -------------
            APPAREL/FOOTWEAR (0.7%)
    8,761   Cintas Corp.                                                 391,792
                                                                   -------------
            APPAREL/FOOTWEAR RETAIL (0.3%)
    6,184   Ross Stores, Inc.                                            166,350
                                                                   -------------
            AUTO PARTS: O.E.M. (0.2%)
    3,433   Gentex Corp.                                                 110,955
                                                                   -------------
            BIOTECHNOLOGY (8.5%)
   25,124   Amgen Inc.*                                                1,508,445
   15,662   Biogen Idec Inc.*                                            919,046
    2,209   Cephalon, Inc.*                                              104,994
   11,178   Chiron Corp.*                                                364,067
   12,170   Genzyme Corp.*                                               681,642
   18,054   Gilead Sciences, Inc.*                                       622,141
    2,105   Invitrogen Corp.*                                            127,352
   11,356   MedImmune, Inc.*                                             302,070
   14,245   Millennium
             Pharmaceuticals, Inc.*                                      179,772
                                                                   -------------
                                                                       4,809,529
                                                                   -------------
            CABLE/SATELLITE TV (2.7%)
   40,508   Comcast Corp. (Class A)*                                   1,216,860
    9,487   EchoStar Communications
             Corp. (Class A)*                                            311,079
                                                                   -------------
                                                                       1,527,939
                                                                   -------------
            CHEMICALS: SPECIALTY (0.3%)
    2,826   Sigma-Aldrich Corp.                                          168,797
                                                                   -------------
            COMPUTER COMMUNICATIONS (4.4%)
  102,853   Cisco Systems, Inc.*                                   $   1,924,380
   14,942   Juniper Networks, Inc.*                                      411,353
    4,009   QLogic Corp.*                                                137,870
                                                                   -------------
                                                                       2,473,603
                                                                   -------------
            COMPUTER PERIPHERALS (1.2%)
   10,316   ATI Technologies Inc. (Canada)*                              200,130
   15,924   Network Appliance, Inc.*                                     480,268
                                                                   -------------
                                                                         680,398
                                                                   -------------
            COMPUTER PROCESSING
            HARDWARE (6.1%)
   23,038   Apple Computer, Inc.*                                      1,544,698
   39,107   Dell Inc.*                                                 1,584,616
   61,807   Sun Microsystems, Inc.*                                      343,029
                                                                   -------------
                                                                       3,472,343
                                                                   -------------
            CONTAINERS/PACKAGING (0.3%)
   10,591   Smurfit-Stone Container Corp.*                               190,214
                                                                   -------------
            CONTRACT DRILLING (0.3%)
    7,336   Patterson-UTI Energy, Inc.                                   146,720
                                                                   -------------
            DATA PROCESSING SERVICES (1.6%)
   10,401   Fiserv, Inc.*                                                400,543
   15,276   Paychex, Inc.                                                506,552
                                                                   -------------
                                                                         907,095
                                                                   -------------
            DISCOUNT STORES (1.8%)
   10,342   Costco Wholesale Corp.                                       502,621
    4,650   Dollar Tree Stores, Inc.*                                    129,410
    3,992   KMART Holding Corp.*                                         410,497
                                                                   -------------
                                                                       1,042,528
                                                                   -------------
            ELECTRICAL PRODUCTS (0.5%)
    8,576   American Power Conversion
             Corp.                                                       181,297
    4,202   Molex Inc.                                                   115,849
                                                                   -------------
                                                                         297,146
                                                                   -------------
            ELECTRONIC COMPONENTS (1.3%)
   25,688   Flextronics International Ltd.
             (Singapore)*                                                368,623
    6,326   SanDisk Corp.*                                               142,841
   23,686   Sanmina-SCI Corp.*                                           209,147
                                                                   -------------
                                                                         720,611
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
--------------------------------------------------------------------------------
            ELECTRONIC DISTRIBUTORS (0.4%)
    3,681   CDW Corp.                                              $     241,915
                                                                   -------------
            ELECTRONIC EQUIPMENT/
            INSTRUMENTS (0.4%)
   69,623   JDS Uniphase Corp.*                                          220,705
                                                                   -------------
            ELECTRONIC PRODUCTION
            EQUIPMENT (2.7%)
   37,394   Applied Materials, Inc.*                                     622,236
   10,132   KLA-Tencor Corp.*                                            456,548
    5,892   Lam Research Corp.*                                          153,251
    6,196   Novellus Systems, Inc.*                                      166,920
    6,076   Synopsys, Inc.*                                              107,120
                                                                   -------------
                                                                       1,506,075
                                                                   -------------
            FOOD RETAIL (0.4%)
    2,600   Whole Foods Market, Inc.                                     236,002
                                                                   -------------
            HOME IMPROVEMENT CHAINS (0.3%)
    3,089   Fastenal Co.                                                 188,923
                                                                   -------------
            INFORMATION TECHNOLOGY
            SERVICES (1.4%)
    8,556   Citrix Systems, Inc.*                                        202,007
   28,677   Level 3 Communications, Inc.*                                 98,936
   22,072   PeopleSoft, Inc.*                                            521,120
                                                                   -------------
                                                                         822,063
                                                                   -------------
            INTERNET RETAIL (2.1%)
   11,502   Amazon.com, Inc.*                                            456,399
   30,693   IAC/InterActiveCorp.*                                        757,810
                                                                   -------------
                                                                       1,214,209
                                                                   -------------
            INTERNET SOFTWARE/SERVICES (3.6%)
   16,073   BEA Systems, Inc.*                                           129,870
   10,830   Check Point Software
             Technologies Ltd. (Israel)*                                 257,104
   25,211   Siebel Systems, Inc.*                                        254,127
   10,256   VeriSign, Inc.*                                              337,422
   27,848   Yahoo! Inc.*                                               1,047,642
                                                                   -------------
                                                                       2,026,165
                                                                   -------------
            MANAGED HEALTH CARE (0.1%)
    4,054   First Health Group Corp.*                                     72,242
                                                                   -------------
            MEDICAL DISTRIBUTORS (0.6%)
    1,726   Henry Schein, Inc.*                                    $     112,501
    5,598   Patterson Companies Inc.*                                    228,734
                                                                   -------------
                                                                         341,235
                                                                   -------------
            MEDICAL SPECIALTIES (1.5%)
   14,563   Biomet, Inc.                                                 697,131
    3,291   DENTSPLY International, Inc.                                 173,140
                                                                   -------------
                                                                         870,271
                                                                   -------------
            MEDICAL/NURSING SERVICES (0.3%)
    4,103   Lincare Holdings, Inc.*                                      158,335
                                                                   -------------
            MOVIES/ENTERTAINMENT (0.4%)
    2,422   Pixar, Inc.*                                                 219,603
                                                                   -------------
            OTHER CONSUMER SERVICES (5.5%)
    7,552   Apollo Group, Inc. (Class A)*                                601,894
    4,433   Career Education Corp.*                                      172,444
   20,991   eBay Inc.*                                                 2,360,438
                                                                   -------------
                                                                       3,134,776
                                                                   -------------
            PACKAGED SOFTWARE (14.2%)
   10,006   Adobe Systems, Inc.                                          605,963
   10,142   Compuware Corp.*                                              58,519
   10,274   Intuit Inc.*                                                 429,864
    4,222   Mercury Interactive Corp.*                                   192,565
  159,325   Microsoft Corp. **                                         4,271,503
   91,799   Oracle Corp.*                                              1,162,175
   14,031   Symantec Corp.*                                              895,318
   18,837   VERITAS Software Corp.*                                      412,530
                                                                   -------------
                                                                       8,028,437
                                                                   -------------
            PHARMACEUTICALS: OTHER (0.9%)
   19,096   Teva Pharmaceutical Industries
             Ltd. (ADR) (Israel)                                         520,939
                                                                   -------------
            RECREATIONAL PRODUCTS (1.1%)
   13,035   Electronic Arts Inc.*                                        637,412
                                                                   -------------
            RESTAURANTS (2.3%)
   23,530   Starbucks Corp.*                                           1,323,798
                                                                   -------------
            SEMICONDUCTORS (10.3%)
   22,262   Altera Corp.*                                                504,902
   10,176   Broadcom Corp. (Class A)*                                    330,924
   95,645   Intel Corp.                                                2,137,666

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
--------------------------------------------------------------------------------
    6,470   Intersil Corp. (Class A)                               $     104,167
   17,499   Linear Technology Corp.                                      667,762
   10,817   Marvell Technology Group Ltd.
             (Bermuda)*                                                  346,793
   19,375   Maxim Integrated Products, Inc.                              793,600
    7,287   Microchip Technology Inc.                                    205,348
    7,664   NVIDIA Corp.*                                                146,612
   19,604   Xilinx, Inc.                                                 612,037
                                                                   -------------
                                                                       5,849,811
                                                                   -------------
            SERVICES TO THE HEALTH
            INDUSTRY (0.4%)
    2,948   Express Scripts, Inc. (Class A)*                             212,138
                                                                   -------------
            SPECIALTY STORES (2.4%)
   17,210   Bed Bath & Beyond Inc.*                                      687,161
    6,094   PETsMART, Inc.                                               208,841
   14,231   Staples, Inc.                                                454,111
                                                                   -------------
                                                                       1,350,113
                                                                   -------------
            TELECOMMUNICATION
            EQUIPMENT (8.3%)
    8,647   Comverse Technology, Inc.*                                   183,922
    4,270   Garmin Ltd. (Cayman Islands)*                                248,599
   83,589   QUALCOMM Inc.                                              3,478,974
    7,962   Research In Motion Ltd.
             (Canada)*                                                   708,379
   10,100   Tellabs, Inc.*                                                86,355
                                                                   -------------
                                                                       4,706,229
                                                                   -------------
            TRUCKS/CONSTRUCTION/
            FARM MACHINERY (1.1%)
    8,283   PACCAR, Inc.                                                 646,902
                                                                   -------------
            WIRELESS
            TELECOMMUNICATIONS (3.0%)
   59,106   Nextel Communications, Inc.
             (Class A)*                                                1,682,157
                                                                   -------------
            TOTAL COMMON STOCKS
             (COST $44,180,580)                                       53,989,463
                                                                   -------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (4.0%)
            REPURCHASE AGREEMENT
$   2,265   Joint repurchase agreement
             2.06% due 12/01/04
             (dated 11/30/04; proceeds
             $2,265,130) (a)
             (COST $2,265,000)                                     $   2,265,000
                                                                   -------------

TOTAL INVESTMENTS
 (COST $46,445,580) (b) (c)                                99.2%      56,254,463
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                0.8          452,608
                                                          -----    -------------
NET ASSETS                                                100.0%   $  56,707,071
                                                          =====    =============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $450,000.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,206,732 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $46,725,354. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,144,160 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,615,051, RESULTING IN NET UNREALIZED APPRECIATION OF $9,529,109.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2004:

NUMBER OF                 DESCRIPTION, DELIVERY            UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR                AMOUNT AT VALUE   APPRECIATION
-----------------------------------------------------------------------------------------
    7       Long         Nasdaq-100 Index                  $     1,101,100   $    105,210
                         December/2004
   55       Long         Nasdaq-100 E-Mini                       1,730,300         69,285
                         December/2004
                                                                             ------------
                         Total unrealized appreciation                       $    174,495
                                                                             ============

SUMMARY OF INVESTMENTS

                                                                              PERCENT OF
SECTOR                                                          VALUE         NET ASSETS
-----------------------------------------------------------------------------------------
Electronic Technology                                      $    19,629,775           34.6%
Technology Services                                             11,783,760           20.8
Consumer Services                                                6,206,116           10.9
Health Technology                                                6,200,739           10.9
Retail Trade                                                     4,198,125            7.4
Repurchase Agreement                                             2,265,000            4.0
Communications                                                   1,682,157            3.0
Producer Manufacturing                                           1,055,003            1.9
Consumer Durables                                                  637,412            1.1
Distribution Services                                              583,150            1.0
Transportation                                                     530,294            0.9
Health Services                                                    442,715            0.8
Consumer Non-Durables                                              391,792            0.7
Process Industries                                                 359,011            0.6
Industrial Services                                                146,720            0.3
Commercial Services                                                142,694            0.3
                                                           ---------------   ------------
                                                           $    56,254,463*          99.2%
                                                           ===============   ============

----------
   * DOES NOT INCLUDE OPEN FUTURES CONTRACTS WITH AN UNDERLYING FACE OF $2,831,400 WITH UNREALIZED APPRECIATION OF $174,495.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004

ASSETS:
Investments in securities, at value
 (cost $46,445,580)                                            $    56,254,463
Receivable for:
 Dividends                                                             502,460
 Shares of beneficial interest sold                                     29,047
Prepaid expenses and other assets                                       15,342
Receivable from affiliate                                               92,584
                                                               ---------------
    TOTAL ASSETS                                                    56,893,896
                                                               ---------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                                 91,412
 Distribution fee                                                       44,114
 Variation margin                                                        8,100
Accrued expenses and other payables                                     43,199
                                                               ---------------
    TOTAL LIABILITIES                                                  186,825
                                                               ---------------
    NET ASSETS                                                 $    56,707,071
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $    50,384,792
Net unrealized appreciation                                          9,983,378
Net investment loss                                                        (27)
Accumulated net realized loss                                       (3,661,072)
                                                               ---------------
    NET ASSETS                                                 $    56,707,071
                                                               ===============
CLASS A SHARES:
Net Assets                                                     $     4,681,143
Shares Outstanding (unlimited
 authorized, $.01 par value)                                           521,928
    NET ASSET VALUE PER SHARE                                  $          8.97
                                                               ===============
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54%
        of net asset value)                                    $          9.47
                                                               ===============
CLASS B SHARES:
Net Assets                                                     $    39,800,762
Shares Outstanding (unlimited
 authorized, $.01 par value)                                         4,557,665
    NET ASSET VALUE PER SHARE                                  $          8.73
                                                               ===============
CLASS C SHARES:
Net Assets                                                     $    10,367,682
Shares Outstanding (unlimited
 authorized, $.01 par value)                                         1,186,709
    NET ASSET VALUE PER SHARE                                  $          8.74
                                                               ===============
CLASS D SHARES:
Net Assets                                                     $     1,857,484
Shares Outstanding (unlimited
 authorized, $.01 par value)                                           205,667
    NET ASSET VALUE PER SHARE                                  $          9.03
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2004

NET INVESTMENT LOSS:
INCOME
Dividends                                                      $       593,739
Interest                                                                37,167
                                                               ---------------
    TOTAL INCOME                                                       630,906
                                                               ---------------
EXPENSES
Distribution fee (Class A shares)                                        9,785
Distribution fee (Class B shares)                                      392,009
Distribution fee (Class C shares)                                       96,744
Professional fees                                                      203,051
Investment advisory fee                                                152,175
Transfer agent fees and expenses                                        87,546
Registration fees                                                       38,288
Shareholder reports and notices                                         48,661
Custodian fees                                                          16,820
Administration fee                                                       3,660
Trustees' fees and expenses                                                611
Other                                                                   19,096
                                                               ---------------
    TOTAL EXPENSES                                                   1,068,446
Less: amounts waived/reimbursed                                       (304,581)
                                                               ---------------
    NET EXPENSES                                                       763,865
                                                               ---------------
    NET INVESTMENT LOSS                                               (132,959)
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
Investments                                                         (1,245,316)
Futures contracts                                                      (26,692)
                                                               ---------------
    NET REALIZED LOSS                                               (1,272,008)
                                                               ---------------
NET CHANGE IN UNREALIZED APPRECIATION/
DEPRECIATION ON:
Investments                                                          5,742,182
Futures contracts                                                       81,351
                                                               ---------------
    NET APPRECIATION                                                 5,823,533
                                                               ---------------
    NET GAIN                                                         4,551,525
                                                               ---------------
NET INCREASE                                                   $     4,418,566
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                         NOVEMBER 30, 2004    NOVEMBER 30, 2003
                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $        (132,959)   $        (216,094)
Net realized loss                                                               (1,272,008)            (582,690)
Net change in unrealized appreciation                                            5,823,533           10,302,233
                                                                         -----------------    -----------------
    NET INCREASE                                                                 4,418,566            9,503,449

Net increase from transactions in shares of beneficial interest                  1,275,419           16,224,275
                                                                         -----------------    -----------------
    NET INCREASE                                                                 5,693,985           25,727,724

NET ASSETS:
Beginning of period                                                             51,013,086           25,285,362
                                                                         -----------------    -----------------
END OF PERIOD
(Including a net investment loss of $27 and $0, respectively)            $      56,707,071    $      51,013,086
                                                                         =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. (Prior to May 1, 2004, the limitation was 0.60%). At November 30, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.20% to the average net assets of the Fund determined as of the close of each business day. Prior to May 1, 2004, the annual rate was 0.40%.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,974,804 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $148,194 and $4,421, respectively and received $49,845 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2004 aggregated $5,199,902 and $3,876,599, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $500.

At November 30, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, owned 119,732 Class D shares of beneficial interest of the Fund.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                  FOR THE YEAR                           FOR THE YEAR
                                                      ENDED                                 ENDED
                                               NOVEMBER 30, 2004                     NOVEMBER 30, 2003
                                      ----------------------------------    ----------------------------------
                                           SHARES             AMOUNT             SHARES             AMOUNT
                                      ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                        1,162,512    $     9,683,821            601,386    $     4,486,548
Redeemed                                     (978,693)        (8,202,632)          (412,656)        (3,169,201)
                                      ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                       183,819          1,481,189            188,730          1,317,347
                                      ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                        1,481,842         12,168,983          3,100,543         21,267,645
Redeemed                                   (1,669,643)       (13,424,418)        (1,054,869)        (7,115,044)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class B           (187,801)        (1,255,435)         2,045,674         14,152,601
                                      ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                          402,956          3,293,187            616,618          4,290,011
Redeemed                                     (298,542)        (2,416,814)          (167,244)        (1,114,703)
                                      ---------------    ---------------    ---------------    ---------------
Net increase -- Class C                       104,414            876,373            449,374          3,175,308
                                      ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                          239,505          2,004,515            332,469          2,228,931
Redeemed                                     (222,375)        (1,831,223)          (645,825)        (4,649,912)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D             17,130            173,292           (313,356)        (2,420,981)
                                      ---------------    ---------------    ---------------    ---------------
Net increase in Fund                          117,562    $     1,275,419          2,370,422    $    16,224,275
                                      ===============    ===============    ===============    ===============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2004, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings                                      --
Capital loss carryforward*                           ($3,206,803)
Temporary differences                                        (27)
Net unrealized appreciation                            9,529,109
                                                   -------------
Total accumulated earnings                         $   6,322,279
                                                   =============

*As of November 30, 2004, the Fund had a net capital loss carryforward of $3,206,803 of which $1,306,988 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and $1,203,037 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $132,932.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED NOVEMBER 30,        JULY 13, 2001*
                                                 -----------------------------------          THROUGH
                                                   2004         2003         2002        NOVEMBER 30, 2001
                                                 ---------    ---------    ---------     -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    8.17    $    6.40    $    9.13        $   10.00
                                                 ---------    ---------    ---------        ---------
Income (loss) from investment operations:
  Net investment income++                             0.05         0.00         0.00             0.00
  Net realized and unrealized gain (loss)             0.75         1.77        (2.68)           (0.87)
                                                 ---------    ---------    ---------        ---------
Total income (loss) from investment operations        0.80         1.77        (2.68)           (0.87)
                                                 ---------    ---------    ---------        ---------
Less distributions from net realized gain                -            -        (0.05)               -
                                                 ---------    ---------    ---------        ---------
Net asset value, end of period                   $    8.97    $    8.17    $    6.40        $    9.13
                                                 =========    =========    =========        =========
TOTAL RETURN+                                         9.79%       27.66%      (29.32)%          (8.70)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                              0.71%        0.30%        0.24%            0.25%(2)
Net investment income (loss)                          0.44%        0.02%       (0.06)%           0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   4,681    $   2,760    $     956        $     462
Portfolio turnover rate                                  8%           2%           7%              10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                       EXPENSE     NET INVESTMENT
                   PERIOD ENDED         RATIO        LOSS RATIO
                 -----------------     -------     --------------
                 NOVEMBER 30, 2004      1.27%          (0.12)%
                 NOVEMBER 30, 2003      1.25%          (0.93)%
                 NOVEMBER 30, 2002      1.75%          (1.57)%
                 NOVEMBER 30, 2001      3.50%          (3.21)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED NOVEMBER 30,        JULY 13, 2001*
                                                 -----------------------------------          THROUGH
                                                   2004         2003         2002        NOVEMBER 30, 2001
                                                 ---------    ---------    ---------     -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    8.01    $    6.33    $    9.10        $   10.00
                                                 ---------    ---------    ---------        ---------
Income (loss) from investment operations:
  Net investment loss++                              (0.03)       (0.05)       (0.06)           (0.02)
  Net realized and unrealized gain (loss)             0.75         1.73        (2.66)           (0.88)
                                                 ---------    ---------    ---------        ---------
Total income (loss) from investment operations        0.72         1.68        (2.72)           (0.90)
                                                 ---------    ---------    ---------        ---------
Less distributions from net realized gain                -            -        (0.05)               -
                                                 ---------    ---------    ---------        ---------
Net asset value, end of period                   $    8.73    $    8.01    $    6.33        $    9.10
                                                 =========    =========    =========        =========
TOTAL RETURN+                                         8.99%       26.54%      (29.85)%          (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                              1.48%        1.06%        1.00%            1.00%(2)
Net investment loss                                  (0.33)%      (0.74)%      (0.82)%          (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  39,801    $  38,028    $  17,095        $  11,008
Portfolio turnover rate                                  8%           2%           7%              10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                       EXPENSE     NET INVESTMENT
                   PERIOD ENDED         RATIO        LOSS RATIO
                 -----------------     -------     --------------
                 NOVEMBER 30, 2004      2.04%          (0.89)%
                 NOVEMBER 30, 2003      2.01%          (1.69)%
                 NOVEMBER 30, 2002      2.51%          (2.33)%
                 NOVEMBER 30, 2001      4.25%          (3.96)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED NOVEMBER 30,        JULY 13, 2001*
                                                 -----------------------------------          THROUGH
                                                   2004         2003         2002        NOVEMBER 30, 2001
                                                 ---------    ---------    ---------     -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    8.02    $    6.33    $    9.10        $   10.00
                                                 ---------    ---------    ---------        ---------
Income (loss) from investment operations:
  Net investment loss++                              (0.02)       (0.05)       (0.05)           (0.02)
  Net realized and unrealized gain (loss)             0.74         1.74        (2.67)           (0.88)
                                                 ---------    ---------    ---------        ---------
Total income (loss) from investment operations        0.72         1.69        (2.72)           (0.90)
                                                 ---------    ---------    ---------        ---------
Less distributions from net realized gain                -            -        (0.05)               -
                                                 ---------    ---------    ---------        ---------
Net asset value, end of period                   $    8.74    $    8.02    $    6.33        $    9.10
                                                 =========    =========    =========        =========
TOTAL RETURN+                                         8.98%       26.70%      (29.85)%          (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                              1.48%        1.06%        1.00%            1.00%(2)
Net investment loss                                  (0.33)%      (0.74)%      (0.82)%          (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  10,368    $   8,677    $   4,009        $   2,262
Portfolio turnover rate                                  8%           2%           7%              10%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                       EXPENSE     NET INVESTMENT
                   PERIOD ENDED         RATIO        LOSS RATIO
                 -----------------     -------     --------------
                 NOVEMBER 30, 2004      2.04%          (0.89)%
                 NOVEMBER 30, 2003      2.01%          (1.69)%
                 NOVEMBER 30, 2002      2.51%          (2.33)%
                 NOVEMBER 30, 2001      4.25%          (3.96)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED NOVEMBER 30,        JULY 13, 2001*
                                                 -----------------------------------          THROUGH
                                                   2004         2003         2002        NOVEMBER 30, 2001
                                                 ---------    ---------    ---------     -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    8.21    $    6.42    $    9.14        $   10.00
                                                 ---------    ---------    ---------        ---------
Income (loss) from investment operations:
  Net investment income++                             0.06         0.02         0.01             0.01
  Net realized and unrealized gain (loss)             0.76         1.77        (2.68)           (0.87)
                                                 ---------    ---------    ---------        ---------
Total income (loss) from investment operations        0.82         1.79        (2.67)           (0.86)
                                                 ---------    ---------    ---------        ---------
Less distributions from net realized gain                -            -        (0.05)               -
                                                 ---------    ---------    ---------        ---------
Net asset value, end of period                   $    9.03    $    8.21    $    6.42        $    9.14
                                                 =========    =========    =========        =========
TOTAL RETURN+                                         9.99%       27.88%      (29.17)%          (8.60)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                              0.48%        0.06%        0.00%            0.00%(2)
Net investment income                                 0.67%        0.26%        0.18%            0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   1,857    $   1,548    $   3,224        $     886
Portfolio turnover rate                                  8%           2%           7%              10%(1)

----------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                       EXPENSE        NET INVESTMENT
                   PERIOD ENDED         RATIO      INCOME (LOSS) RATIO
                 -----------------     -------     ------------------
                 NOVEMBER 30, 2004      1.04%           0.11%
                 NOVEMBER 30, 2003      1.01%          (0.69)%
                 NOVEMBER 30, 2002      1.51%          (1.33)%
                 NOVEMBER 30, 2001      3.25%          (2.96)%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of Morgan Stanley Nasdaq-100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 14, 2005

MORGAN STANLEY NASDAQ-100 INDEX FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                        POSITION(S)  OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------------- ------------- ---------------------
Michael Bozic (63)                      Trustee     Since        Private Investor; Director or 208           Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   Trustee of the Retail Funds                 Steel Corporation.
Counsel to the Independent Trustees                              (since April 1994) and the
919 Third Avenue                                                 Institutional Funds (since
New York, NY 10022-3902                                          July 2003); formerly Vice
                                                                 Chairman of Kmart Corporation
                                                                 (December 1998-October 2000),
                                                                 Chairman and Chief Executive
                                                                 Officer of Levitz Furniture
                                                                 Corporation (November
                                                                 1995-November 1998) and
                                                                 President and Chief Executive
                                                                 Officer of Hills Department
                                                                 Stores (May 1991-July 1995);
                                                                 formerly variously Chairman,
                                                                 Chief Executive Officer,
                                                                 President and Chief Operating
                                                                 Officer (1987-1991) of the
                                                                 Sears Merchandise Group of
                                                                 Sears, Roebuck & Co.

Edwin J. Garn (72)                      Trustee     Since        Managing Director of Summit   208           Director of Franklin
c/o Summit Ventures LLC                             January 1993 Ventures LLC; Director or                   Covey (time
1 Utah Center                                                    Trustee of the Retail Funds                 management systems),
201 S. Main Street                                               (since January 1993) and the                BMW Bank of North
Salt Lake City, UT 84111-2215                                    Institutional Funds (since                  America, Inc.
                                                                 July 2003); member of the                   (industrial loan
                                                                 Utah Regional Advisory Board                corporation), United
                                                                 of Pacific Corp.; formerly                  Space Alliance (joint
                                                                 United States Senator                       venture between
                                                                 (R-Utah) (1974-1992) and                    Lockheed Martin and
                                                                 Chairman, Senate Banking                    the Boeing Company)
                                                                 Committee (1980-1986), Mayor                and Nuskin Asia
                                                                 of Salt Lake City, Utah                     Pacific (multilevel
                                                                 (1971-1974), Astronaut, Space               marketing); member of
                                                                 Shuttle Discovery (April                    the board of various
                                                                 12-19, 1985), and Vice                      civic and charitable
                                                                 Chairman, Huntsman                          organizations.
                                                                 Corporation (chemical
                                                                 company).

Wayne E. Hedien (70)                    Trustee     Since        Retired; Director or Trustee  208           Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP             September    of the Retail Funds (since                  Group Inc. (private
Counsel to the Independent Trustees                 1997         September 1997) and the                     mortgage insurance);
919 Third Avenue                                                 Institutional Funds (since                  Trustee and Vice
New York, NY 10022-3902                                          July 2003); formerly                        Chairman of The Field
                                                                 associated with the Allstate                Museum of Natural
                                                                 Companies (1966-1994), most                 History; director of
                                                                 recently as Chairman of The                 various other
                                                                 Allstate Corporation (March                 business and
                                                                 1993-December 1994) and                     charitable
                                                                 Chairman and Chief Executive                organizations.
                                                                 Officer of its wholly-owned
                                                                 subsidiary, Allstate
                                                                 Insurance Company (July
                                                                 1989-December 1994).

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                        POSITION(S)  OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------------- ------------- ---------------------
Dr. Manuel H. Johnson (55)              Trustee     Since        Senior Partner, Johnson Smick 208           Director of NVR, Inc.
c/o Johnson Smick International, Inc.               July 1991    International, Inc., a                      (home construction);
2099 Pennsylvania Avenue, N.W.                                   consulting firm; Chairman of                Director of KFX
Suite 950                                                        the Audit Committee and                     Energy; Director of
Washington, D.C. 20006                                           Director or Trustee of the                  RBS Greenwich Capital
                                                                 Retail Funds (since July                    Holdings (financial
                                                                 1991) and the Institutional                 holding company).
                                                                 Funds (since July 2003);
                                                                 Co-Chairman and a founder of
                                                                 the Group of Seven Council
                                                                 (G7C), an international
                                                                 economic commission; formerly
                                                                 Vice Chairman of the Board of
                                                                 Governors of the Federal
                                                                 Reserve System and Assistant
                                                                 Secretary of the U.S.
                                                                 Treasury.

Joseph J. Kearns (62)                   Trustee     Since        President, Kearns &           209           Director of Electro
PMB754                                              July 2003    Associates LLC (investment                  Rent Corporation
23852 Pacific Coast Highway                                      consulting); Deputy Chairman                (equipment leasing),
Malibu, CA 90265                                                 of the Audit Committee and                  The Ford Family
                                                                 Director or Trustee of the                  Foundation, and the
                                                                 Retail Funds (since July                    UCLA Foundation.
                                                                 2003) and the Institutional
                                                                 Funds (since August 1994);
                                                                 previously Chairman of the
                                                                 Audit Committee of the
                                                                 Institutional Funds (October
                                                                 2001-July 2003); formerly
                                                                 CFO of the J. Paul Getty
                                                                 Trust.

Michael E. Nugent (68)                  Trustee     Since        General Partner of Triumph    208           Director of various
c/o Triumph Capital, L.P.                           July 1991    Capital, L.P., a private                    business
445 Park Avenue                                                  investment partnership;                     organizations.
New York, NY 10022                                               Chairman of the Insurance
                                                                 Committee and Director or
                                                                 Trustee of the Retail Funds
                                                                 (since July 1991) and the
                                                                 Institutional Funds (since
                                                                 July 2001); formerly Vice
                                                                 President, Bankers Trust
                                                                 Company and BT Capital
                                                                 Corporation (1984-1988).

Fergus Reid (72)                        Trustee     Since        Chairman of Lumelite Plastics 209           Trustee and Director
c/o Lumelite Plastics Corporation                   July 2003    Corporation; Chairman of the                of certain investment
85 Charles Colman Blvd.                                          Governance Committee and                    companies in the
Pawling, NY 12564                                                Director or Trustee of the                  JPMorgan Funds
                                                                 Retail Funds (since July                    complex managed by
                                                                 2003) and the Institutional                 J.P. Morgan
                                                                 Funds (since June 1992).                    Investment Management
                                                                                                             Inc.

INTERESTED TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                       TERM OF                                    IN FUND
                                        POSITION(S)  OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
           INTERESTED TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ----------------------------- ------------- ---------------------
Charles A. Fiumefreddo (71)             Chairman    Since        Chairman and Director or      208           None
c/o Morgan Stanley Trust                of the      July 1991    Trustee of the Retail Funds
Harborside Financial Center,            Board and                (since July 1991) and the
Plaza Two,                              Trustee                  Institutional Funds (since
Jersey City, NJ 07311                                            July 2003); formerly Chief
                                                                 Executive Officer of the
                                                                 Retail Funds (until September
                                                                 2002).

James F. Higgins (56)                   Trustee     Since        Director or Trustee of the    208           Director of AXA
c/o Morgan Stanley Trust                            June 2000    Retail Funds (since June                    Financial, Inc. and
Harborside Financial Center,                                     2000) and the Institutional                 The Equitable Life
Plaza Two,                                                       Funds (since July 2003);                    Assurance Society of
Jersey City, NJ 07311                                            Senior Advisor of Morgan                    the United States
                                                                 Stanley (since August 2000);                (financial services).
                                                                 Director of the Distributor
                                                                 and Dean Witter Realty Inc.;
                                                                 previously President and
                                                                 Chief Operating Officer of
                                                                 the Private Client Group of
                                                                 Morgan Stanley (May 1999-
                                                                 August 2000), and President
                                                                 and Chief Operating Officer
                                                                 of Individual Securities of
                                                                 Morgan Stanley (February
                                                                 1997-May 1999).

----------------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                 POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH           LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ----------------  ------------------  ---------------------------------------------------------------
Mitchell M. Merin (51)        President         Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                         Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                  Executive Officer of the Investment Adviser and Morgan Stanley
                                                                    Services; Chairman and Director of the Distributor; Chairman
                                                                    and Director of the Transfer Agent; Director of various Morgan
                                                                    Stanley subsidiaries; President of the Institutional Funds
                                                                    (since July 2003) and President of the Retail Funds (since May
                                                                    1999); Trustee (since July 2003) and President (since December
                                                                    2002) of the Van Kampen Closed-End Funds; Trustee (since May
                                                                    1999) and President (since October 2002) of the Van Kampen
                                                                    Open-End Funds.

Ronald E. Robison (65)        Executive Vice    Since April 2003    Principal Executive Officer-Office of the Funds (since November
1221 Avenue of the Americas   President and                         2003); Managing Director of Morgan Stanley & Co. Incorporated,
New York, NY 10020            Principal                             Managing Director of Morgan Stanley; Managing Director, Chief
                              Executive                             Administrative Officer and Director of the Investment Adviser
                              Officer                               and Morgan Stanley Services; Chief Executive Officer and
                                                                    Director of the Transfer Agent; Managing Director and Director
                                                                    of the Distributor; Executive Vice President and Principal
                                                                    Executive Officer of the Institutional Funds (since July 2003)
                                                                    and the Retail Funds (since April 2003); Director of Morgan
                                                                    Stanley SICAV (since May 2004); previously President and
                                                                    Director of the Retail Funds (March 2001-July 2003) and Chief
                                                                    Global Operations Officer and Managing Director of Morgan
                                                                    Stanley Investment Management Inc.

Joseph J. McAlinden (61)      Vice President    Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                         Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                  Inc., Director of the Transfer Agent, Chief Investment Officer
                                                                    of the Van Kampen Funds; Vice President of the Institutional
                                                                    Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (49)               Vice President    Since               General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                     February 1997       December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                                  Managing Director (since December 2000), Secretary (since
                                                                    February 1997) and Director (since July 1998) of the Investment
                                                                    Manager and Morgan Stanley Services; Vice President of the
                                                                    Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice
                                                                    President of the Institutional Funds (since July 2003);
                                                                    Managing Director, Secretary and Director of the Distributor;
                                                                    previously Secretary (February 1997-July 2003) and General
                                                                    Counsel (February 1997-April 2004) of the Retail Funds; Vice
                                                                    President and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services (February 1997-December
                                                                    2001).

Amy R. Doberman (42)          Vice President    Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                         Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President of
                                                                    the Institutional and Retail Funds (since July 2004);
                                                                    previously, Managing Director and General Counsel - Americas,
                                                                    UBS Global Asset Management (July 2000 - July 2004) and General
                                                                    Counsel, Aeltus Investment Management, Inc. (January 1997 -
                                                                    July 2000).

Carsten Otto (41)             Chief             Since October       Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance        2004                Stanley Investment Management (since October 2004); Executive
New York, NY 10020            Officer                               Director of the Investment Adviser and Morgan Stanley
                                                                    Investment Management Inc.; formerly Assistant Secretary and
                                                                    Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                     TERM OF
                                 POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH           LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ----------------  ------------------  ---------------------------------------------------------------
Stefanie V. Chang (38)        Vice President    Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc., and the Investment Adviser;
New York, NY 10020                                                  Vice President of the Institutional Funds (since December 1997)
                                                                    and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                    Chance US LLP).

Francis J. Smith (39)         Treasurer and     Treasurer since     Executive Director of the Investment Adviser and Morgan Stanley
c/o Morgan Stanley Trust      Chief Financial   July 2003 and       Services (since December 2001); previously, Vice President of
Harborside Financial Center,  Officer           Chief Financial     the Retail Funds (September 2002-July 2003), and Vice President
Plaza Two,                                      Officer since       of the Investment Adviser and Morgan Stanley Services (August
Jersey City, NJ 07311                           September 2002      2000-November 2001) and Senior Manager at
                                                                    PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)         Vice President    Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                            Treasurer of the Investment Adviser, the Distributor and Morgan
Harborside Financial Center,                                        Stanley Services; previously Treasurer of the Retail Funds
Plaza Two,                                                          (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                               Investment Adviser, the Distributor and Morgan Stanley
                                                                    Services.

Mary E. Mullin (37)           Secretary         Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Secretary of the Institutional Funds (since June 1999) and the
                                                                    Retail Funds (since July 2003); formerly practiced law with the
                                                                    New York law firms of McDermott, Will & Emery and Skadden,
                                                                    Arps, Slate, Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

39910RPT-RA05-00043P-11/04

[MORGAN STANLEY LOGO]

                                                                         GRAPHIC
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":


"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                                            REGISTRANT      COVERED ENTITIES(1)

              AUDIT FEES........................            $ 25,660         N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $     71(2)      $ 3,746,495(2)
                        TAX FEES...................         $  4,889(3)      $    79,800(4)
                        ALL OTHER FEES...........           $-               $-
              TOTAL NON-AUDIT FEES..........                $  4,960         $ 3,826,295

              TOTAL..............................           $ 30,620         $ 3,826,295


           2003


                                                            REGISTRANT      COVERED ENTITIES(1)

              AUDIT FEES........................            $ 24,150          N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $    684(2)       $ 2,888,861(2)
                        TAX FEES..................          $  5,099(3)       $   692,753(4)
                        ALL OTHER FEES...........           $-                $ -        (5)
              TOTAL NON-AUDIT FEES.........                 $  5,783          $ 3,581,614

              TOTAL..............................           $ 29,933          $ 3,581,614

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                     APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                   AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.       STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         -----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005